Fair Value Measurement - Schedule of Fair Value of Common and Preferred Stock Warrant Liability (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability	$ 709	$ 1,070	$ 2,140,532
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability		$ 1,070	$ 2,140,532